Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,841,600
Previously Paid Amount	0.00
Total Fee Amount	2,878.22
Total Offset Amount	0.00
Net Fee	2,878.22
Narrative - Max Aggregate Offering Price	$ 20,841,600
Final Prospectus	true